Allowance for Credit Losses - Summary of Expected Credit Allowance Activity (Details) $ in Thousands	3 Months Ended
	Mar. 31, 2023 USD ($)
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	$ 28,022
Credit loss expense	3,469
Write-Offs	(7,314)
Other	(22)	[1]
Ending balance	24,155
Accounts Receivable, Net
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	10,558
Credit loss expense	5,148
Write-Offs	(6,225)
Other	11	[1]
Ending balance	9,492
Settlement Receivables, Net
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	5,398	[2]
Credit loss expense	220	[2]
Write-Offs	(1,039)	[2]
Other	(30)	[1],[2]
Ending balance	4,549	[2]
Financial Guarantee Contracts and Other
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	12,066
Credit loss expense	(1,899)
Write-Offs	(50)
Other	(3)	[1]
Ending balance	$ 10,114

[1]	Other mainly relates to the impact of foreign exchange.
[2]	During the three months ended March 31, 2023, recoveries from freestanding credit enhancements related to Settlement receivables, net were $454 which are recorded in "Selling, general and administrative" in the unaudited condensed consolidated statement of comprehensive loss.